Offerings	Jun. 30, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value$0.0001 per share (Secondary Offering)
Amount Registered | shares	29,470,187
Proposed Maximum Offering Price per Unit | $ / shares	0.5860
Maximum Aggregate Offering Price	$ 17,269,529.582
Amount of Registration Fee	$ 2,643.965
Offering Note	Consists of (i) 81,818 ordinary shares of the Company, par value $0.0001 per share (the “Ordinary Shares”) issued to Roth pursuant to the terms of the Roth Agreement; (ii) 1,027,996 Ordinary Shares issued to Pine Mountain upon conversion of the PIPE Note; and (iii) 28,360,373 Ordinary Shares, issued pursuant to the terms of the Creditor Share Purchase Agreement.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high $0.6100 and low $0.5620 sale prices of our Ordinary Shares on June 26, 2025 (such date being within five business days of the date that this registration statement on Form S-1 was first filed with the Securities and Exchange Commission), as reported on the Nasdaq Global Market.A registration fee of $1,553.965 was previously paid with the initial filing of this registration statement on Form S-1 on February 14, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value$0.0001 per share (Secondary Offering)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 10,150,000
Amount of Registration Fee	$ 1,553.965
Offering Note	Excluded in accordance with Rule 457(o) under the Securities Act.Reflects (i) up to $10,000,000 Ordinary Shares to be sold by the Company to Arena Business Solutions Global SPC II, Ltd, an exempted company with limited liability incorporated under the laws of Cayman Islands (“Arena”), pursuant to the Purchase Agreement, dated as of February 10, 2025 between the Company and Arena (the “ELOC Purchase Agreement”) and (ii) up to $200,000 Ordinary Shares issued to Arena as a commitment fee upon the execution of the ELOC Purchase Agreement.